UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000
                                               ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:     Westport Advisers LLC
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Address:  253 Riverside Avenue
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          Westport, CT  06880
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          ----------------------------------------------------------------------

13F File Number: 028- 04939
                     --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ronald H. Oliver
          ----------------------------------------------------------------------
Title:    Managing Member
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Phone:    203-227-3601
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver            Westport, Connecticut          August 3, 2000
-----------------------------   ----------------------------   -----------------

Report Type  (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing  this  report as required by the  Securities  Exchange  Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                         ---------------------
Form 13F Information Table Entry Total:   73
                                         ---------------------
Form 13F Information Table Value Total:   $ 403,425
                                         ---------------------
                                               (x$1,000)

List of Included Managers:

   Andrew J. Knuth     Westport Advisers, LLC
   Edmund H. Nicklin   Westport Advisers, LLC

List of Other Included Managers:
   No.       13F File Number                Name
   ---       ---------------                ----

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
     NAME OF ISSUER             TITLE           CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER       VOTING AUTHORITY
                                 OF                       (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED    NONE
                                CLASS
------------------------------------------------------------------------------------------------------------------------------------
AAR Corp.                        COM          000361105     3255      271250       SH    Sole                 271250
Alpha Industries, Inc.           COM          020753109     7383      167550       SH    Sole                 167550
American Management Systems, I   COM          027352103    11487      349900       SH    Sole                 349900
Anadarko Petroleum Corp.         COM          032511107      296        6000       SH    Sole                   6000
Anadigics, Inc.                  COM          032515108     3382       99300       SH    Sole                  99300
Applebees International Inc.     COM          037899101     1819       60000       SH    Sole                  60000
Aspen Technology Inc.            COM          045327103     8662      225000       SH    Sole                 225000
BankUnited Financial Corp. - C   COM          06652B103     2226      307000       SH    Sole                 307000
Beasley Broadcast Group, Inc.    COM          074014101     4564      335000       SH    Sole                 335000
Bergen Brunswig                  COM          083739102      816      148400       SH    Sole                 148400
Bindley Western Industries, In   COM          090324104     3018      114144       SH    Sole                 114144
Bristol-Myers Squibb Company     COM          110122108      349        6000       SH    Sole                   6000
C&D Technologies, Inc.           COM          124661109    14792      261800       SH    Sole                 261800
CH Energy Group, Inc.            COM          12541M102    12024      354300       SH    Sole                 354300
Checkpoint Systems, Inc.         COM          162825103      868      115800       SH    Sole                 115800
Circle International Group, In   COM          172574105     7426      295550       SH    Sole                 295550
Computer Associates Internatio   COM          204912109      358        7000       SH    Sole                   7000
Conexant Systems, Inc.           COM          207142100    11184      230000       SH    Sole                 230000
Consolidated Stores Corp.        COM          210149100     5860      488306       SH    Sole                 488306
Cox Radio, Inc. - Class A        COM          224051102     9946      355200       SH    Sole                 355200
Devon Energy Corp.               COM          25179M103     8312      147942       SH    Sole                 147942
Downey Financial                 COM          281018105     2900      100000       SH    Sole                 100000
DuPont Photomasks, Inc.          COM          26613X101    17146      250300       SH    Sole                 250300
Duane Reade, Inc.                COM          263578106     6947      269800       SH    Sole                 269800
El Paso Electric Company         COM          283677854     9597      857850       SH    Sole                 857850
Emmis Communications Corp.       COM          291525103    14953      361400       SH    Sole                 361400
FedEx Corp.                      COM          31428X106      285        7500       SH    Sole                   7500
First Essex Bancorp, Inc.        COM          320103104     6231      390950       SH    Sole                 390950
Fritz Companies, Inc.            COM          358846103     2181      211500       SH    Sole                 211500
Gaylord Entertainment Company    COM          367905106     1612       75000       SH    Sole                  75000
General Communications, Inc.     COM          369385109     3390      661500       SH    Sole                 661500
Harbor Florida Bancshares        COM          411901101     1680      161000       SH    Sole                 161000
Harcourt General, Inc.           COM          41163G101      217        4000       SH    Sole                   4000
Houghton Mifflin Company         COM          441560109     5229      112000       SH    Sole                 112000
Houston Exploration Company      COM          442120101     7161      285000       SH    Sole                 285000
IMS Health Inc.                  COM          449934108    19350     1075000       SH    Sole                1075000
ITT Educational Services, Inc.   COM          45068B109     6561      373600       SH    Sole                 373600
Insight Communications Company   COM          45768V108     8150      521575       SH    Sole                 521575
JLG Industries, Inc.             COM          462210101     4505      379400       SH    Sole                 379400
JLK Direct Distribution-CL A     COM          46621C105      789      154000       SH    Sole                 154000
Lincare Holdings Inc.            COM          532791100      295       12000       SH    Sole                  12000
Outback Steakhouse, Inc.         COM          689899102     2047       70000       SH    Sole                  70000
Owens & Minor, Inc.              COM          690732102     3614      210250       SH    Sole                 210250
PBOC Holdings, Inc.              COM          69316G108     1381      162500       SH    Sole                 162500
Parametric Technology Corp.      COM          699173100      220       20000       SH    Sole                  20000
People's Savings CT              COM          710198102     2714      147700       SH    Sole                 147700
Pittston Brinks                  COM          725701106     2327      170007       SH    Sole                 170007
Pogo Producing Company           COM          730448107     3186      144000       SH    Sole                 144000
Policy Management Systems Corp   COM          731108106    12173      791750       SH    Sole                 791750
Praxair, Inc.                    COM          74005P104      374       10000       SH    Sole                  10000
Precision Castparts Corp.        COM          740189105    11245      248500       SH    Sole                 248500
Project Software & Development   COM          74339P101     3107      172600       SH    Sole                 172600
Quorum Health Group, Inc.        COM          749084109     2949      286000       SH    Sole                 286000
Rational Software Corp.          COM          75409P202    10223      110000       SH    Sole                 110000
Reynolds & Reynolds, Inc.        COM          761695105     5796      317600       SH    Sole                 317600
Rogers Corp.                     COM          775133101     3584      102400       SH    Sole                 102400
Ruby Tuesday, Inc.               COM          781182100    11183      890200       SH    Sole                 890200
Saks Inc.                        COM          79377w108     3892      370700       SH    Sole                 370700
Santa Fe Snyder Corp.            COM          80218K105     3559      312900       SH    Sole                 312900
Seacoast Financial Services Co   COM          81170Q106     2275      239425       SH    Sole                 239425
Sensormatic Electronics, Corp.   COM          817265101     3823      241800       SH    Sole                 241800
Shared Medical Systems Corp.     COM          819486101     9839      134900       SH    Sole                 134900
Southwestern Energy Company      COM          845467109      147       23600       SH    Sole                  23600
St. Joe Company                  COM          790148100     6987      232900       SH    Sole                 232900
Staten Island Bancorp Inc.       COM          857550107     1410       80000       SH    Sole                  80000
Sterling Financial               COM          859319105     1288      112000       SH    Sole                 112000
Synopsys, Inc.                   COM          871607107     8184      236800       SH    Sole                 236800
Texas Instruments, Inc.          COM          882508104    15215      221512       SH    Sole                 221512
Unigraphics Solutions, Inc.      COM          904928108     7595      389500       SH    Sole                 389500
Universal Health Services, Inc   COM          913903100    17875      272900       SH    Sole                 272900
Volt Information Sciences, Inc   COM          928703107     5284      160412       SH    Sole                 160412
Whitehall Jewellers, Inc.        COM          965063100     1018       54650       SH    Sole                  54650
Xtra Corp.                       COM          984138107     1700       43100       SH    Sole                  43100
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